                                                      Registration Nos. 33-53532
                                                                        811-7300
                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

     Pre-Effective Amendment No.  ____________                              /_/

     Post-Effective Amendment No.      6                                    /X/
                                  ____________

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/

     Amendment No.      6                                                   /X/
                   ___________

                        (Check appropriate box or boxes.)

                            SAFECO TAX-EXEMPT BOND TRUST
               (Exact Name of Registrant as Specified in Charter)

                 SAFECO Plaza, Seattle, Washington           98185
             (Address of Principal Executive Offices)      ZIP Code

                    Registrant's Telephone Number, including
                            Area Code (206) 545-5000

                     Name and Address of Agent for Service

                            DAVID F. HILL
                            SAFECO Plaza
                            Seattle, Washington  98185
                            (206) 545-5269

         Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective

      x   immediately upon filing pursuant to paragraph (b)
     ____

     ____ on __________________ pursuant to paragraph (b)

     ____ 60 days after filing  pursuant to paragraph (a)

     ____ on __________________ pursuant to paragraph (a) of Rule 485

================================================================================
Registrant has registered an indefinite number of its shares under the Securities Act of 1933 by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant's Rule 24f-2 Notice was filed on May 10, 1995.
================================================================================
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                        CALCULATION OF REGISTRATION FEE


Title of               Amount of             Proposed                  Proposed                Amount
Securities             Shares                Maximum                   Maximum                 of
Being                  Being                 Offering Price            Aggregate               Registration
Registered             Registered            Per Unit                  Offering Price          Fee
----------             ----------            --------------            --------------          ------------
Shares of              4,731,432             Varying prices calculated as                      $100.00*
Common Stock,                                set forth in prospectus
Par Value
$.001, of
the SAFECO
Tax-Exempt
Bond Trust
===========================================================================================================

The fee for the above shares to be registered by this filing has been computed on the basis of the price in effect on March 5, 1996.




____________________

* Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended March 31, 1995, Registrant redeemed or repurchased 50,471,342 shares of common stock. During its current fiscal year, Registrant used 45,761,189 of the shares it redeemed or repurchased for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is filing this post-effective amendment to register the remaining 4,710,153 shares redeemed or repurchased during its fiscal year ended March 31, 1995 plus an additional 21,279 shares. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph (a) of Rule 24e-2.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SAFECO Tax-Exempt Bond Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle and State of Washington on the 11th day of March, 1996.

                               SAFECO TAX-EXEMPT BOND TRUST

                               By           /s/
                                  ---------------------------
                                  David F. Hill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name                                       Title                          Date
-----                                      -----                          ----


/s/                                       President                      3/11/96
------------------------------   Principal Executive Officer          --------------
David F. Hill



RONALD L. SPAULDING*                   Vice President
------------------------------          and Treasurer                 --------------
Ronald L. Spaulding

                                 Vice President, Controller
NEAL A FULLER*                    and Assistant Secretary
------------------------------      (Principal Financial              --------------
Neal A. Fuller                             Officer)


          /s/                       Chairman and Trustee                 3/11/96
------------------------------                                        --------------
Boh A. Dickey


BARBARA J. DINGFIELD*
------------------------------             Trustee                    --------------
Barbara J. Dingfield


RICHARD W. HUBBARD*
------------------------------             Trustee                    --------------
Richard W. Hubbard


RICHARD E. LUNDGREN*
------------------------------             Trustee                    --------------
Richard E. Lundgren


L.D. MCCLEAN*
------------------------------             Trustee                    --------------
L.D. McClean



LARRY L. PINNT*
------------------------------             Trustee                    --------------
Larry L. Pinnt


JOHN W. SCHNEIDER*
------------------------------             Trustee
John W. Schneider


 *By:           /s/                                   *By:            /s/
     ------------------------------                       ---------------------------------
         Boh A. Dickey                                              David F. Hill
         Attorney-in-Fact                                           Attorney-in-Fact

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                                EXHIBIT INDEX


EXHIBIT
NUMBER
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  1     Opinion of Counsel